Derivative and Hedging Instruments - Summary of Fair Value of Derivative Instruments by Remaining Term to Maturity (Detail) - CAD	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedges [Line Items]
Derivative assets	CAD 15,569,000,000	CAD 23,672,000,000
Derivative liabilities	7,822,000,000	14,151,000,000
Remaining term to maturity (notional amounts)	336,773,000,000	370,198,000,000
Credit risk equivalent	12,262,000,000	15,638,000,000
Risk- weighted amount	1,457,000,000	2,194,000,000
Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	15,569,000,000	23,672,000,000
Derivative liabilities	7,822,000,000	14,151,000,000
Fair value, net	7,747,000,000	9,521,000,000
Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	285,787,000,000	318,597,000,000
Credit risk equivalent	7,344,000,000	10,855,000,000
Risk- weighted amount	905,000,000	1,592,000,000
Interest rate swaps [Member] | OTC swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	138,714,000,000	214,891,000,000
Credit risk equivalent	6,588,000,000	10,205,000,000
Risk- weighted amount	809,000,000	1,493,000,000
Interest rate swaps [Member] | Cleared swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	108,104,000,000	68,455,000,000
Interest rate swaps [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	17,325,000,000	14,245,000,000
Credit risk equivalent	285,000,000	192,000,000
Risk- weighted amount	35,000,000	29,000,000
Interest rate swaps [Member] | Futures [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	11,551,000,000	11,616,000,000
Interest rate swaps [Member] | Options purchased [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	10,093,000,000	9,390,000,000
Credit risk equivalent	471,000,000	458,000,000
Risk- weighted amount	61,000,000	70,000,000
Interest rate swaps [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	14,839,000,000	23,536,000,000
Derivative liabilities	7,111,000,000	12,900,000,000
Fair value, net	7,728,000,000	10,636,000,000
Interest rate swaps [Member] | Fair value [Member] | OTC swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	13,379,000,000	19,327,000,000
Derivative liabilities	6,867,000,000	10,154,000,000
Fair value, net	6,512,000,000	9,173,000,000
Interest rate swaps [Member] | Fair value [Member] | Cleared swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	245,000,000	3,507,000,000
Derivative liabilities	206,000,000	2,117,000,000
Fair value, net	39,000,000	1,390,000,000
Interest rate swaps [Member] | Fair value [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	903,000,000	326,000,000
Derivative liabilities	38,000,000	629,000,000
Fair value, net	865,000,000	(303,000,000)
Interest rate swaps [Member] | Fair value [Member] | Options purchased [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	312,000,000	376,000,000
Fair value, net	312,000,000	376,000,000
Foreign exchange [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	3,181,000,000	1,422,000,000
Credit risk equivalent	101,000,000	62,000,000
Risk- weighted amount	12,000,000	9,000,000
Foreign exchange [Member] | Futures [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	3,157,000,000	4,729,000,000
Foreign exchange [Member] | Swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	18,162,000,000	13,601,000,000
Credit risk equivalent	1,874,000,000	1,491,000,000
Risk- weighted amount	200,000,000	181,000,000
Foreign exchange [Member] | Fair value [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	12,000,000	13,000,000
Derivative liabilities	31,000,000	38,000,000
Fair value, net	(19,000,000)	(25,000,000)
Foreign exchange [Member] | Fair value [Member] | Swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	510,000,000	346,000,000
Derivative liabilities	1,483,000,000	2,120,000,000
Fair value, net	(973,000,000)	(1,774,000,000)
Credit derivatives [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	606,000,000	662,000,000
Credit derivatives [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	14,000,000	18,000,000
Fair value, net	14,000,000	18,000,000
Equity contracts [Member] | Futures [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	12,158,000,000	16,072,000,000
Equity contracts [Member] | Options purchased [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	10,941,000,000	11,816,000,000
Credit risk equivalent	2,606,000,000	2,735,000,000
Risk- weighted amount	305,000,000	358,000,000
Equity contracts [Member] | Swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	2,781,000,000	3,299,000,000
Credit risk equivalent	337,000,000	495,000,000
Risk- weighted amount	35,000,000	54,000,000
Equity contracts [Member] | Fair value [Member] | Options purchased [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	769,000,000	626,000,000
Derivative liabilities	10,000,000	2,000,000
Fair value, net	759,000,000	624,000,000
Equity contracts [Member] | Fair value [Member] | Swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	60,000,000	64,000,000
Derivative liabilities	14,000,000	35,000,000
Fair value, net	46,000,000	29,000,000
Financial Instruments [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	336,773,000,000	370,198,000,000
Credit risk equivalent	12,262,000,000	15,638,000,000
Risk- weighted amount	1,457,000,000	2,194,000,000
Financial Instruments [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	16,204,000,000	24,603,000,000
Derivative liabilities	8,649,000,000	15,095,000,000
Fair value, net	7,555,000,000	9,508,000,000
Accrued interest [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	635,000,000	931,000,000
Derivative liabilities	827,000,000	944,000,000
Fair value, net	(192,000,000)	(13,000,000)
Less than 1 year [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	605,000,000	467,000,000
Derivative liabilities	224,000,000	593,000,000
Remaining term to maturity (notional amounts)	53,882,000,000	64,933,000,000
Less than 1 year [Member] | Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	27,179,000,000	33,289,000,000
Less than 1 year [Member] | Interest rate swaps [Member] | OTC swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	7,161,000,000	13,244,000,000
Less than 1 year [Member] | Interest rate swaps [Member] | Cleared swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	1,615,000,000	717,000,000
Less than 1 year [Member] | Interest rate swaps [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	6,036,000,000	7,229,000,000
Less than 1 year [Member] | Interest rate swaps [Member] | Futures [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	11,551,000,000	11,616,000,000
Less than 1 year [Member] | Interest rate swaps [Member] | Options purchased [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	816,000,000	483,000,000
Less than 1 year [Member] | Foreign exchange [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	3,046,000,000	1,257,000,000
Less than 1 year [Member] | Foreign exchange [Member] | Futures [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	3,157,000,000	4,729,000,000
Less than 1 year [Member] | Foreign exchange [Member] | Swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	999,000,000	425,000,000
Less than 1 year [Member] | Credit derivatives [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	38,000,000	47,000,000
Less than 1 year [Member] | Equity contracts [Member] | Futures [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	12,158,000,000	16,072,000,000
Less than 1 year [Member] | Equity contracts [Member] | Options purchased [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	4,693,000,000	6,007,000,000
Less than 1 year [Member] | Equity contracts [Member] | Swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	2,612,000,000	3,107,000,000
Less than 1 year [Member] | Financial Instruments [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	53,882,000,000	64,933,000,000
1 to 3 years [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	822,000,000	680,000,000
Derivative liabilities	149,000,000	595,000,000
3 to 5 years [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	889,000,000	719,000,000
Derivative liabilities	168,000,000	511,000,000
1 to 5 years [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	58,040,000,000	61,949,000,000
1 to 5 years [Member] | Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	46,539,000,000	51,251,000,000
1 to 5 years [Member] | Interest rate swaps [Member] | OTC swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	19,141,000,000	37,395,000,000
1 to 5 years [Member] | Interest rate swaps [Member] | Cleared swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	12,928,000,000	4,786,000,000
1 to 5 years [Member] | Interest rate swaps [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	10,614,000,000	6,143,000,000
1 to 5 years [Member] | Interest rate swaps [Member] | Options purchased [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	3,856,000,000	2,927,000,000
1 to 5 years [Member] | Foreign exchange [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	135,000,000	165,000,000
1 to 5 years [Member] | Foreign exchange [Member] | Swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	4,481,000,000	3,917,000,000
1 to 5 years [Member] | Credit derivatives [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	568,000,000	615,000,000
1 to 5 years [Member] | Equity contracts [Member] | Options purchased [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	6,148,000,000	5,809,000,000
1 to 5 years [Member] | Equity contracts [Member] | Swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	169,000,000	192,000,000
1 to 5 years [Member] | Financial Instruments [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	58,040,000,000	61,949,000,000
Over 5 years [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	13,253,000,000	21,806,000,000
Derivative liabilities	7,281,000,000	12,452,000,000
Remaining term to maturity (notional amounts)	224,851,000,000	243,316,000,000
Over 5 years [Member] | Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	212,069,000,000	234,057,000,000
Over 5 years [Member] | Interest rate swaps [Member] | OTC swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	112,412,000,000	164,252,000,000
Over 5 years [Member] | Interest rate swaps [Member] | Cleared swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	93,561,000,000	62,952,000,000
Over 5 years [Member] | Interest rate swaps [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	675,000,000	873,000,000
Over 5 years [Member] | Interest rate swaps [Member] | Options purchased [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	5,421,000,000	5,980,000,000
Over 5 years [Member] | Foreign exchange [Member] | Swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	12,682,000,000	9,259,000,000
Over 5 years [Member] | Equity contracts [Member] | Options purchased [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	100,000,000
Over 5 years [Member] | Financial Instruments [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	CAD 224,851,000,000	CAD 243,316,000,000